First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.6%
2,484	General Dynamics Corp.	$856,732
2,229	L3Harris Technologies, Inc.	644,404
		1,501,136
	Beverages — 2.5%
32,899	Coca-Cola (The) Co.	2,266,741
	Capital Markets — 3.7%
5,785	Bank of New York Mellon (The) Corp.	624,375
4,040	CME Group, Inc.	1,072,580
8,043	Intercontinental Exchange, Inc.	1,176,610
6,335	Nasdaq, Inc.	541,579
		3,415,144
	Chemicals — 3.3%
1,916	Air Products and Chemicals, Inc.	464,803
3,803	Ecolab, Inc.	975,089
3,664	Linde PLC	1,532,651
459	Solstice Advanced Materials, Inc. (a)	20,687
		2,993,230
	Commercial Services & Supplies — 5.4%
2,949	Cintas Corp.	540,463
6,015	Republic Services, Inc.	1,252,564
14,368	Rollins, Inc.	827,740
9,424	Veralto Corp.	929,960
7,041	Waste Management, Inc.	1,406,581
		4,957,308
	Communications Equipment — 4.1%
27,047	Cisco Systems, Inc.	1,977,406
4,488	Motorola Solutions, Inc.	1,825,315
		3,802,721
	Construction Materials — 0.4%
616	Martin Marietta Materials, Inc.	377,670
	Consumer Staples Distribution & Retail — 0.9%
10,652	Sysco Corp.	791,231
	Containers & Packaging — 0.5%
2,905	Avery Dennison Corp.	508,055
	Diversified Telecommunication Services — 1.5%
20,963	AT&T, Inc.	518,834
21,117	Verizon Communications, Inc.	839,190
		1,358,024
	Electric Utilities — 5.4%
8,771	Duke Energy Corp.	1,090,235
Shares	Description	Value

	Electric Utilities (Continued)
13,720	Evergy, Inc.	$1,053,833
18,657	FirstEnergy Corp.	855,050
8,782	Pinnacle West Capital Corp.	777,383
12,736	Southern (The) Co.	1,197,694
		4,974,195
	Electrical Equipment — 0.7%
3,431	AMETEK, Inc.	693,439
	Electronic Equipment, Instruments & Components — 4.0%
6,413	TE Connectivity PLC	1,584,075
4,008	Teledyne Technologies, Inc. (a)	2,111,495
		3,695,570
	Financial Services — 3.5%
3,113	Berkshire Hathaway, Inc., Class B (a)	1,486,582
4,378	Jack Henry & Associates, Inc.	652,059
1,003	Mastercard, Inc., Class A	553,646
1,624	Visa, Inc., Class A	553,362
		3,245,649
	Gas Utilities — 1.1%
5,689	Atmos Energy Corp.	976,915
	Ground Transportation — 1.1%
1,647	Norfolk Southern Corp.	466,727
2,455	Union Pacific Corp.	541,008
		1,007,735
	Health Care Equipment & Supplies — 4.0%
4,955	Abbott Laboratories	612,537
5,550	Boston Scientific Corp. (a)	558,996
6,155	Edwards Lifesciences Corp. (a)	507,480
7,965	Medtronic PLC	722,426
2,087	STERIS PLC	491,906
2,139	Stryker Corp.	761,997
		3,655,342
	Health Care Providers & Services — 2.0%
1,903	Cardinal Health, Inc.	363,035
1,218	Cencora, Inc.	411,452
1,434	Labcorp Holdings, Inc.	364,179
352	McKesson Corp.	285,592
2,568	Quest Diagnostics, Inc.	451,840
		1,876,098
	Health Care REITs — 0.9%
11,707	Ventas, Inc.	863,860
	Hotels, Restaurants & Leisure — 2.8%
1,425	Darden Restaurants, Inc.	256,714
1,114	Hilton Worldwide Holdings, Inc.	286,253

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
4,857	McDonald’s Corp.	$1,449,475
4,168	Yum! Brands, Inc.	576,059
		2,568,501
	Household Products — 3.3%
10,260	Colgate-Palmolive Co.	790,533
7,373	Kimberly-Clark Corp.	882,622
9,127	Procter & Gamble (The) Co.	1,372,427
		3,045,582
	Industrial Conglomerates — 0.4%
1,837	Honeywell International, Inc.	369,843
	Insurance — 6.0%
7,028	Aflac, Inc.	753,331
3,421	Chubb Ltd.	947,412
4,817	Hartford Insurance Group (The), Inc.	598,175
11,881	Loews Corp.	1,182,872
4,356	Marsh & McLennan Cos., Inc.	776,022
8,240	W.R. Berkley Corp.	587,842
2,071	Willis Towers Watson PLC	648,430
		5,494,084
	IT Services — 6.8%
5,865	Accenture PLC, Class A	1,466,837
24,155	Cognizant Technology Solutions Corp., Class A	1,760,416
4,789	International Business Machines Corp.	1,472,186
6,480	VeriSign, Inc.	1,553,904
		6,253,343
	Machinery — 0.8%
3,036	Illinois Tool Works, Inc.	740,541
	Media — 0.5%
14,725	News Corp., Class B	448,671
	Multi-Utilities — 5.8%
13,078	Ameren Corp.	1,334,217
22,765	CenterPoint Energy, Inc.	870,534
13,297	CMS Energy Corp.	977,994
7,266	DTE Energy Co.	984,834
10,466	WEC Energy Group, Inc.	1,169,366
		5,336,945
	Oil, Gas & Consumable Fuels — 2.0%
3,407	Chevron Corp.	537,352
4,435	Exxon Mobil Corp.	507,186
17,046	Kinder Morgan, Inc.	446,435
6,161	Williams (The) Cos., Inc.	356,537
		1,847,510
Shares	Description	Value

	Pharmaceuticals — 1.4%
6,659	Johnson & Johnson	$1,257,685
	Professional Services — 3.1%
4,776	Automatic Data Processing, Inc.	1,243,193
3,029	Broadridge Financial Solutions, Inc.	667,591
3,662	Paychex, Inc.	428,564
2,164	Verisk Analytics, Inc.	473,397
		2,812,745
	Residential REITs — 1.8%
32,876	Invitation Homes, Inc.	925,459
5,904	Mid-America Apartment Communities, Inc.	757,070
		1,682,529
	Retail REITs — 3.1%
28,023	Realty Income Corp.	1,624,773
17,988	Regency Centers Corp.	1,240,273
		2,865,046
	Software — 9.2%
4,806	Autodesk, Inc. (a)	1,448,240
57,253	Gen Digital, Inc.	1,509,189
3,528	Microsoft Corp.	1,826,833
5,098	Roper Technologies, Inc.	2,274,473
2,972	Tyler Technologies, Inc. (a)	1,415,445
		8,474,180
	Specialized REITs — 1.5%
45,009	VICI Properties, Inc.	1,349,820
	Specialty Retail — 3.8%
137	AutoZone, Inc. (a)	503,397
1,527	Home Depot (The), Inc.	579,634
1,442	Lowe’s Cos., Inc.	343,383
7,641	O’Reilly Automotive, Inc. (a)	721,616
9,671	TJX (The) Cos., Inc.	1,355,294
		3,503,324
	Tobacco — 0.9%
14,225	Altria Group, Inc.	802,006
	Total Common Stocks	91,812,418
	(Cost $88,430,401)
MONEY MARKET FUNDS — 0.2%
146,470	Dreyfus Government Cash Management Fund, Institutional Shares - 4.00% (b)	146,470
	(Cost $146,470)

	Total Investments — 100.0%	91,958,888
	(Cost $88,576,871)
	Net Other Assets and Liabilities — 0.0%	4,742
	Net Assets — 100.0%	$91,963,630

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$91,812,418	$91,812,418	$—	$—
Money Market Funds	146,470	146,470	—	—
Total Investments	$91,958,888	$91,958,888	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Australia — 7.4%
4,394	ANZ Group Holdings Ltd. (AUD)	$105,368
2,953	ASX Ltd. (AUD)	109,070
10,116	Coles Group Ltd. (AUD)	145,947
34,600	Lottery (The) Corp., Ltd. (AUD)	124,513
48,468	Medibank Pvt., Ltd. (AUD)	154,757
3,701	National Australia Bank Ltd. (AUD)	105,629
68,871	Scentre Group (AUD)	183,404
26,782	Stockland (AUD)	110,573
114,437	Telstra Group Ltd. (AUD)	365,396
89,936	Vicinity Ltd. (AUD)	148,290
2,171	Wesfarmers Ltd. (AUD)	119,321
		1,672,268
	Belgium — 1.8%
3,075	Ageas S.A./N.V. (EUR)	203,448
2,281	Groupe Bruxelles Lambert N.V. (EUR)	200,475
		403,923
	Bermuda — 1.0%
34,148	CK Infrastructure Holdings Ltd. (HKD)	222,144
	Cayman Islands — 0.6%
29,148	CK Asset Holdings Ltd. (HKD)	144,192
	Denmark — 1.2%
1,124	Novonesis Novozymes B (DKK)	67,173
8,116	Tryg A/S (DKK)	200,052
		267,225
	France — 8.1%
936	Air Liquide S.A. (EUR)	181,165
737	BioMerieux (EUR)	94,804
37,382	Bollore SE (EUR)	208,116
4,989	Bureau Veritas S.A. (EUR)	163,776
6,568	Carrefour S.A. (EUR)	98,796
1,523	Danone S.A. (EUR)	134,610
5,588	Engie S.A. (EUR)	130,752
1,252	Gecina S.A. (EUR)	116,243
9,459	Getlink SE (EUR)	172,592
5,291	Klepierre S.A. (EUR)	202,109
7,313	Orange S.A. (EUR)	116,619
1,611	TotalEnergies SE (EUR)	100,180
3,235	Veolia Environnement S.A. (EUR)	106,830
		1,826,592
	Germany — 5.1%
294	Allianz SE (EUR)	117,997
791	Beiersdorf AG (EUR)	83,625
406	Deutsche Boerse AG (EUR)	102,720
2,942	Deutsche Telekom AG (EUR)	91,186
Shares	Description	Value

	Germany (Continued)
10,886	E.ON SE (EUR)	$202,520
1,643	Fresenius SE & Co. KGaA (EUR)	94,728
343	Hannover Rueck SE (EUR)	97,811
2,018	Henkel AG & Co. KGaA (EUR)	150,611
2,253	RWE AG (EUR)	110,784
1,577	Siemens Healthineers AG (EUR) (c) (d)	88,287
		1,140,269
	Hong Kong — 9.9%
53,554	CLP Holdings Ltd. (HKD)	456,934
487,302	Hong Kong & China Gas Co., Ltd. (HKD)	453,403
26,328	Link REIT (HKD)	137,154
125,384	MTR Corp., Ltd. (HKD)	459,870
60,950	Power Assets Holdings Ltd. (HKD)	387,166
164,709	Sino Land Co., Ltd. (HKD)	204,547
17,000	Swire Pacific Ltd., Class A (HKD)	140,453
		2,239,527
	Ireland — 0.5%
1,186	Kerry Group PLC, Class A (EUR)	108,133
	Italy — 5.9%
19,508	Enel S.p.A. (EUR)	197,245
8,634	Eni S.p.A. (EUR)	158,674
3,218	Generali (EUR)	123,702
16,910	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (d)	185,654
9,180	Poste Italiane S.p.A. (EUR) (c) (d)	221,043
37,074	Snam S.p.A. (EUR)	228,537
19,848	Terna-Rete Elettrica Nazionale (EUR)	203,291
		1,318,146
	Japan — 15.4%
3,500	AGC, Inc. (JPY)	109,467
6,900	ANA Holdings, Inc. (JPY)	129,350
7,300	Asahi Group Holdings Ltd. (JPY)	78,680
10,000	Asahi Kasei Corp. (JPY)	76,731
1,900	Bridgestone Corp. (JPY)	83,392
5,000	Chubu Electric Power Co., Inc. (JPY)	69,593
7,800	Daito Trust Construction Co., Ltd. (JPY)	145,589
3,300	Daiwa House Industry Co., Ltd. (JPY)	112,056
3,500	East Japan Railway Co. (JPY)	85,303

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
3,400	Hankyu Hanshin Holdings, Inc. (JPY)	$91,249
11,300	Hulic Co., Ltd. (JPY)	116,586
4,300	Japan Airlines Co., Ltd. (JPY)	77,512
3,300	Japan Tobacco, Inc. (JPY)	114,882
5,600	JFE Holdings, Inc. (JPY)	64,263
2,600	Kao Corp. (JPY)	109,999
5,700	KDDI Corp. (JPY)	91,042
9,800	Kirin Holdings Co., Ltd. (JPY)	137,643
4,400	MatsukiyoCocokara & Co. (JPY)	79,729
5,400	MEIJI Holdings Co., Ltd. (JPY)	103,823
20,700	Mitsubishi HC Capital, Inc. (JPY)	161,989
5,000	Nissin Foods Holdings Co., Ltd. (JPY)	90,163
127,900	NTT, Inc. (JPY)	131,460
3,100	Obic Co., Ltd. (JPY)	96,293
3,300	Osaka Gas Co., Ltd. (JPY)	103,812
3,100	Secom Co., Ltd. (JPY)	104,862
4,300	Sekisui Chemical Co., Ltd. (JPY)	74,638
4,000	Sekisui House Ltd. (JPY)	85,939
2,400	Shimadzu Corp. (JPY)	64,629
96,800	SoftBank Corp. (JPY)	137,370
3,300	Suntory Beverage & Food Ltd. (JPY)	99,829
3,400	Takeda Pharmaceutical Co., Ltd. (JPY)	91,624
15,200	Tokyu Corp. (JPY)	169,251
5,400	West Japan Railway Co. (JPY)	110,761
5,600	Yakult Honsha Co., Ltd. (JPY)	83,704
		3,483,213
	Multi-National — 0.5%
1,119	Unibail-Rodamco-Westfield (EUR)	115,618
	Netherlands — 4.9%
990	AerCap Holdings N.V.	128,938
2,938	ASR Nederland N.V. (EUR)	196,077
792	Euronext N.V. (EUR) (c) (d)	113,199
2,052	Ferrovial SE (EUR)	125,830
5,096	Koninklijke Ahold Delhaize N.V. (EUR)	208,581
31,675	Koninklijke KPN N.V. (EUR)	146,697
2,702	NN Group N.V. (EUR)	184,936
		1,104,258
	New Zealand — 0.7%
30,765	Contact Energy Ltd. (NZD)	164,081
Shares	Description	Value

	Norway — 1.3%
15,312	Orkla ASA (NOK)	$155,248
9,858	Telenor ASA (NOK)	146,567
		301,815
	Singapore — 13.6%
153,900	CapitaLand Ascendas REIT (SGD)	333,434
209,800	CapitaLand Integrated Commercial Trust (SGD)	382,011
90,600	CapitaLand Investment Ltd. (SGD)	183,762
4,030	DBS Group Holdings Ltd. (SGD)	166,978
288,400	Genting Singapore Ltd. (SGD)	161,749
16,700	Keppel Ltd. (SGD)	130,741
35,000	Oversea-Chinese Banking Corp., Ltd. (SGD)	457,936
69,400	Singapore Airlines Ltd. (SGD)	353,505
39,100	Singapore Telecommunications Ltd. (SGD)	127,670
14,700	United Overseas Bank Ltd. (SGD)	391,556
152,600	Wilmar International Ltd. (SGD)	366,962
		3,056,304
	Spain — 3.0%
4,122	Aena SME S.A. (EUR) (c) (d)	111,891
3,189	Endesa S.A. (EUR)	114,280
8,476	Iberdrola S.A. (EUR)	171,607
7,434	Redeia Corp. S.A. (EUR)	133,758
27,102	Telefonica S.A. (EUR)	137,045
		668,581
	Sweden — 4.5%
1,905	Alfa Laval AB (SEK)	91,037
2,202	Assa Abloy AB, Class B (SEK)	83,141
4,293	Essity AB, Class B (SEK)	117,896
2,532	Industrivarden AB, Class A (SEK)	105,488
2,512	Industrivarden AB, Class C (SEK)	104,497
3,218	Investor AB, Class B (SEK)	106,208
2,218	L E Lundbergforetagen AB, Class B (SEK)	118,835
4,998	Skandinaviska Enskilda Banken AB, Class A (SEK)	95,433
3,163	Swedbank AB, Class A (SEK)	96,219
25,968	Telia Co., AB (SEK)	101,901
		1,020,655
	Switzerland — 6.4%
146	Geberit AG (CHF)	106,495
470	Helvetia Holding AG (CHF)	115,288
941	Novartis AG (CHF)	116,077
382	Schindler Holding AG (CHF)	128,876

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Switzerland (Continued)
317	Schindler Holding AG (CHF)	$112,659
956	SGS S.A. (CHF)	107,652
156	Swiss Life Holding AG (CHF)	169,114
1,400	Swiss Prime Site AG (CHF)	198,844
297	Swisscom AG (CHF)	217,560
251	Zurich Insurance Group AG (CHF)	174,351
		1,446,916
	United Kingdom — 7.3%
2,589	Admiral Group PLC (GBP)	111,422
12,666	Aviva PLC (GBP)	111,250
1,342	Coca-Cola Europacific Partners PLC	119,210
3,327	Compass Group PLC (GBP)	110,185
22,733	Haleon PLC (GBP)	105,749
1,512	Intertek Group PLC (GBP)	100,607
31,651	M&G PLC (GBP)	109,480
8,621	National Grid PLC (GBP)	129,109
1,291	Reckitt Benckiser Group PLC (GBP)	98,638
2,547	RELX PLC (GBP)	112,325
4,224	Shell PLC (GBP)	158,010
3,605	Smiths Group PLC (GBP)	119,249
17,276	Tesco PLC (GBP)	104,263
2,742	Unilever PLC (GBP)	165,303
		1,654,800

	Total Investments — 99.1%	22,358,660
	(Cost $20,846,755)
	Net Other Assets and Liabilities — 0.9%	204,763
	Net Assets — 100.0%	$22,563,423

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	21.6%
Industrials	16.6
Utilities	16.0
Consumer Staples	13.2
Real Estate	12.7
Communication Services	9.9
Consumer Discretionary	3.1
Health Care	2.6
Energy	1.9
All Other	2.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	29.3%
JPY	15.6
SGD	13.7
HKD	11.6
AUD	7.5
GBP	6.9
CHF	6.5
SEK	4.6
NOK	1.3
DKK	1.2
USD	1.1
NZD	0.7
Total	100.0%

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$22,358,660	$22,358,660	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.5%
1,760	Hexcel Corp.	$125,664
	Automobile Components — 1.1%
1,455	Autoliv, Inc.	169,944
5,503	Gentex Corp.	129,045
		298,989
	Banks — 2.5%
1,485	City Holding Co.	175,052
3,372	Commerce Bancshares, Inc.	177,469
4,474	Hilltop Holdings, Inc.	144,510
2,599	Prosperity Bancshares, Inc.	171,066
		668,097
	Building Products — 0.8%
1,119	Armstrong World Industries, Inc.	213,091
	Capital Markets — 1.9%
481	Affiliated Managers Group, Inc.	114,459
728	Morningstar, Inc.	154,554
2,716	SEI Investments Company	218,937
		487,950
	Chemicals — 3.3%
1,854	Balchem Corp.	284,385
2,381	Innospec, Inc.	175,194
266	NewMarket Corp.	204,261
1,770	RPM International, Inc.	193,426
		857,266
	Commercial Services & Supplies — 2.6%
3,752	ABM Industries, Inc.	161,336
958	Clean Harbors, Inc. (a)	201,669
1,972	MSA Safety, Inc.	309,663
		672,668
	Construction & Engineering — 1.8%
2,023	AECOM	271,790
1,985	Granite Construction, Inc.	204,276
		476,066
	Consumer Finance — 0.5%
862	FirstCash Holdings, Inc.	136,627
	Consumer Staples Distribution & Retail — 3.4%
8,124	Albertsons Cos., Inc., Class A	143,714
1,526	BJ’s Wholesale Club Holdings, Inc. (a)	134,685
334	Casey’s General Stores, Inc.	171,406
1,933	Performance Food Group Co. (a)	186,998
3,541	US Foods Holding Corp. (a)	257,147
		893,950
Shares	Description	Value

	Containers & Packaging — 3.5%
2,325	AptarGroup, Inc.	$269,723
2,261	Crown Holdings, Inc.	219,724
7,734	Graphic Packaging Holding Co.	123,667
3,914	Silgan Holdings, Inc.	151,159
3,792	Sonoco Products Co.	153,841
		918,114
	Diversified Consumer Services — 2.4%
703	Grand Canyon Education, Inc. (a)	132,375
3,671	H&R Block, Inc.	182,596
3,954	Service Corp. International	330,198
		645,169
	Diversified REITs — 1.7%
5,390	Essential Properties Realty Trust, Inc.	161,053
4,285	WP Carey, Inc.	282,810
		443,863
	Electric Utilities — 4.6%
3,015	IDACORP, Inc.	388,995
1,570	MGE Energy, Inc.	130,106
9,696	OGE Energy Corp.	427,982
518	Otter Tail Corp.	40,000
4,899	Portland General Electric Co.	223,786
		1,210,869
	Electronic Equipment, Instruments & Components — 1.4%
1,625	Arrow Electronics, Inc. (a)	181,269
3,726	Avnet, Inc.	180,524
		361,793
	Entertainment — 1.6%
1,025	Madison Square Garden Sports Corp. (a)	219,750
5,912	Warner Music Group Corp., Class A	188,947
		408,697
	Financial Services — 3.8%
7,010	Enact Holdings, Inc.	250,397
3,592	Essent Group Ltd.	217,568
7,637	MGIC Investment Corp.	209,407
4,289	NMI Holdings, Inc. (a)	156,248
4,663	Radian Group, Inc.	158,262
		991,882
	Food Products — 4.2%
14,988	Flowers Foods, Inc.	178,807
3,172	Ingredion, Inc.	366,080
1,461	J & J Snack Foods Corp.	123,674

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
887	Marzetti (The) Company	$139,073
2,892	Post Holdings, Inc. (a)	300,565
		1,108,199
	Gas Utilities — 4.7%
1,003	Chesapeake Utilities Corp.	127,662
2,014	MDU Resources Group, Inc.	38,629
1,043	National Fuel Gas Co.	82,303
9,210	New Jersey Resources Corp.	408,003
3,834	Northwest Natural Holding Co.	174,562
1,634	ONE Gas, Inc.	131,030
543	Southwest Gas Holdings, Inc.	43,169
2,160	Spire, Inc.	186,624
1,759	UGI Corp.	58,803
		1,250,785
	Ground Transportation — 0.5%
1,061	Landstar System, Inc.	136,264
	Health Care Providers & Services — 2.2%
351	Chemed Corp.	151,387
2,092	Encompass Health Corp.	238,174
1,072	Ensign Group (The), Inc.	193,067
		582,628
	Health Care REITs — 3.0%
1,490	CareTrust REIT, Inc.	51,629
2,153	Healthcare Realty Trust, Inc.	38,151
8,786	LTC Properties, Inc.	308,213
4,477	Omega Healthcare Investors, Inc.	188,168
11,143	Sabra Health Care REIT, Inc.	198,568
		784,729
	Hotels, Restaurants & Leisure — 1.1%
1,741	Choice Hotels International, Inc.	161,843
1,307	Churchill Downs, Inc.	129,655
		291,498
	Household Products — 1.9%
10,104	Reynolds Consumer Products, Inc.	246,942
1,373	WD-40 Co.	266,746
		513,688
	Independent Power and Renewable Electricity Producers — 0.2%
381	Ormat Technologies, Inc.	40,527
	Industrial REITs — 0.9%
303	EastGroup Properties, Inc.	52,882
713	First Industrial Realty Trust, Inc.	39,415
4,224	LXP Industrial Trust	40,086
948	Rexford Industrial Realty, Inc.	39,171
Shares	Description	Value

	Industrial REITs (Continued)
1,047	STAG Industrial, Inc.	$40,069
657	Terreno Realty Corp.	37,534
		249,157
	Insurance — 7.8%
1,490	American Financial Group, Inc.	196,203
3,135	Assured Guaranty Ltd.	252,618
3,307	CNO Financial Group, Inc.	132,346
2,395	Fidelity National Financial, Inc.	132,300
1,987	First American Financial Corp.	124,208
1,233	Hanover Insurance Group (The), Inc.	210,695
7,287	Old Republic International Corp.	287,545
615	Primerica, Inc.	159,820
687	Reinsurance Group of America, Inc.	125,350
723	RenaissanceRe Holdings Ltd.	183,707
4,086	RLI Corp.	240,911
		2,045,703
	Machinery — 3.7%
3,325	Donaldson Co., Inc.	280,131
1,916	Franklin Electric Co., Inc.	181,579
4,121	Graco, Inc.	336,974
995	ITT, Inc.	184,145
		982,829
	Media — 0.5%
2,333	New York Times (The) Co., Class A	132,958
	Metals & Mining — 0.7%
618	Reliance, Inc.	174,542
	Mortgage REITs — 6.1%
15,971	Annaly Capital Management, Inc.	338,106
10,673	ARMOUR Residential REIT, Inc.	173,116
11,723	Blackstone Mortgage Trust, Inc., Class A	216,641
33,919	Ellington Financial, Inc.	451,801
22,972	Starwood Property Trust, Inc.	417,631
		1,597,295
	Multi-Utilities — 1.9%
6,468	Avista Corp.	246,107
4,064	Black Hills Corp.	257,780
		503,887
	Office REITs — 1.1%
7,098	COPT Defense Properties	199,951
1,509	Cousins Properties, Inc.	39,128
1,364	Highwoods Properties, Inc.	39,051
		278,130

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 1.6%
12,404	Antero Midstream Corp.	$213,969
1,930	DT Midstream, Inc.	211,316
		425,285
	Pharmaceuticals — 1.2%
8,876	Innoviva, Inc. (a)	161,543
2,711	Prestige Consumer Healthcare, Inc. (a)	164,287
		325,830
	Professional Services — 4.8%
2,793	CSG Systems International, Inc.	218,608
2,987	Exponent, Inc.	211,509
1,553	FTI Consulting, Inc. (a)	256,261
3,738	Genpact Ltd.	142,605
3,048	KBR, Inc.	130,576
2,567	Korn Ferry	166,085
1,751	Maximus, Inc.	145,543
		1,271,187
	Residential REITs — 1.7%
4,668	American Homes 4 Rent, Class A	147,509
3,798	Elme Communities	62,477
3,068	Equity LifeStyle Properties, Inc.	187,302
3,224	Independence Realty Trust, Inc.	51,358
		448,646
	Retail REITs — 4.2%
2,031	Acadia Realty Trust	38,731
4,921	Agree Realty Corp.	359,282
1,686	Brixmor Property Group, Inc.	44,106
1,642	Curbline Properties Corp.	37,865
1,758	Kite Realty Group Trust	38,922
6,379	NNN REIT, Inc.	258,094
7,743	Phillips Edison & Co., Inc.	262,023
1,214	Tanger, Inc.	39,528
1,967	Urban Edge Properties	37,826
		1,116,377
	Software — 1.0%
4,043	Dolby Laboratories, Inc., Class A	268,132
	Specialized REITs — 4.0%
967	CubeSmart	36,427
1,085	EPR Properties	53,187
17,746	Four Corners Property Trust, Inc.	419,515
9,588	Gaming and Leisure Properties, Inc.	428,200
336	Lamar Advertising Co., Class A	39,846
1,284	National Storage Affiliates Trust	37,352
1,743	Rayonier, Inc.	38,468
		1,052,995
Shares	Description	Value

	Tobacco — 0.8%
3,901	Universal Corp.	$197,703
	Trading Companies & Distributors — 1.4%
1,383	GATX Corp.	216,923
1,902	MSC Industrial Direct Co., Inc., Class A	161,499
		378,422
	Water Utilities — 1.2%
1,803	American States Water Co.	128,572
1,526	California Water Service Group	67,724
2,294	Essential Utilities, Inc.	89,535
791	H2O America	36,583
		322,414
	Total Common Stocks	26,290,565
	(Cost $25,744,194)
MONEY MARKET FUNDS — 0.2%
56,667	Dreyfus Government Cash Management Fund, Institutional Shares - 4.00% (b)	56,667
	(Cost $56,667)

	Total Investments — 100.0%	26,347,232
	(Cost $25,800,861)
	Net Other Assets and Liabilities — 0.0%	11,484
	Net Assets — 100.0%	$26,358,716

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$26,290,565	$26,290,565	$—	$—
Money Market Funds	56,667	56,667	—	—
Total Investments	$26,347,232	$26,347,232	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund III
Additional Information
October 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.